Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 6,249
Ending balance		6,252	$ 6,249
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,886	13,123
Additions/lease modifications		1,007	991
Disposals		(51)	(107)
Fully depreciated assets		(709)	(1,150)
Foreign exchange and other		48	29
Ending balance		13,181	12,886
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,637)	(6,882)
Disposals		39	70
Depreciation		1,015	970
Fully depreciated assets		(709)	(1,150)
Foreign exchange and other	[1]	25	5
Ending balance		(6,929)	(6,637)
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,249
Ending balance		6,252	6,249
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,376	2,370
Additions/lease modifications		86	81
Disposals		(18)	(48)
Fully depreciated assets		(7)	(32)
Foreign exchange and other		8	5
Ending balance		2,445	2,376
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,242)	(1,238)
Disposals		16	29
Depreciation		74	64
Fully depreciated assets		(7)	(32)
Foreign exchange and other	[1]	20	1
Ending balance		(1,313)	(1,242)
Land and buildings [member] | Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,134
Ending balance		1,132	1,134
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,480	2,923
Additions/lease modifications		358	270
Disposals		(17)	(22)
Fully depreciated assets		(534)	(694)
Foreign exchange and other		5	3
Ending balance		2,292	2,480
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,779)	(2,228)
Disposals		15	12
Depreciation		270	261
Fully depreciated assets		(534)	(694)
Foreign exchange and other	[1]		(4)
Ending balance		(1,500)	(1,779)
Computer equipment [member] | Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		701
Ending balance		792	701
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		911	1,060
Additions/lease modifications		67	117
Disposals		(3)	(11)
Fully depreciated assets		(61)	(257)
Foreign exchange and other		3	2
Ending balance		917	911
Other equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(509)	(704)
Disposals		1	8
Depreciation		82	76
Fully depreciated assets		(61)	(257)
Foreign exchange and other	[1]	(5)	(6)
Ending balance		(524)	(509)
Other equipment [member] | Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		402
Ending balance		393	402
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,675	2,413
Additions/lease modifications		209	352
Disposals		(11)	(26)
Fully depreciated assets		(10)	(71)
Foreign exchange and other		8	7
Ending balance		2,871	2,675
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,436)	(1,356)
Disposals		7	21
Depreciation		190	167
Fully depreciated assets		(10)	(71)
Foreign exchange and other	[1]	2	5
Ending balance		(1,611)	(1,436)
Leasehold improvements [member] | Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,239
Ending balance		1,260	1,239
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,444	4,357
Additions/lease modifications		287	171
Disposals		(2)
Fully depreciated assets		(97)	(96)
Foreign exchange and other		24	12
Ending balance		4,656	4,444
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,671)	(1,356)
Depreciation		399	402
Fully depreciated assets		(97)	(96)
Foreign exchange and other	[1]	8	9
Ending balance		(1,981)	(1,671)
Right-of-use assets [member] | Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,773
Ending balance		$ 2,675	$ 2,773

[1]	Includes impairment charges.